Stock-based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based Compensation

Note 4. Stock-based Compensation

On December 1, 2015, the Company adopted the 2015 Employee, Director and Consultant Equity Incentive Plan (the “2015 Plan”), under which the Company may grant incentive stock options, non-qualified stock options, stock grants and stock-based awards to individuals who are then employees, officers, non-employee directors or consultants of the Company. A total of 1,500,000 shares of common stock were initially reserved for issuance under the 2015 Plan, plus “returning shares” that may become available from time to time. “Returning shares” are shares that are subject to outstanding awards granted under the 2015 Plan that expire or terminate prior to exercise or settlement, are forfeited because of the failure to vest, or are repurchased. As of June 30, 2017, 350,000 options remain available for future grant under the 2015 Plan.

Stock Options

Options granted under the 2015 Plan have terms of ten years from the date of grant unless earlier terminated and generally vest over a three-year period. The exercise price of all options granted for the year ended December 31, 2016 was equal to the market value of the Company’s common stock on the date of grant. There were no options granted during the 6 months ended June 30, 2017.

A summary of stock option activity and related information for the year ended December 31, 2016 and the quarter ended June 30, 2017 is as follows:

	Number of Option Shares	Weighted Average Exercise Price
Outstanding at December 31, 2016 (audited)	50,000	$0.001
Granted	—	—

Outstanding at June 30, 2017 (unaudited)	50,000	$0.001

Exercisable at June 30, 2017 (unaudited)	26,389	0.001

Vested and expected to vest at June 30, 2017 (unaudited)	50,000	$0.001

Options outstanding and exercisable at June 30, 2017 had a weighted average contractual life of 8.3 years. The intrinsic value of the vested and expected to vest at June 30, 2017 was $450. As of June 30, 2017, $19 represents unamortized stock-based compensation expense which will be amortized over the weighted average period of 1.4 years.

Restricted Stock

In December 2015, the Company issued restricted stock agreements totaling 200,000 shares of common stock, $0.001 par value per share. The restricted stock vested immediately and all shares are subject to repurchase at the option of the Company upon termination of the affiliation between the Company and the holder or a proposed transfer by the holder. The fair value of the restricted stock was determined to be $0.001 per share and was recorded as an expense within operating expenses as of the grant date.

In November 2016, the Company issued restricted stock agreements totaling 900,000 shares of common stock, $0.001 par value per share. The restricted stock vested immediately and are subject to repurchase at the option of the Company upon termination of the affiliation between the Company and the holder or a proposed transfer by the holder. The fair value of the restricted stock was determined to be $0.01 per share and was recorded as an expense within operating expenses as of the grant date. The Company did not issue any restricted stock agreement during the six-month period ended June 30, 2017

Note 4. Stock-based Compensation

In December 1, 2015, the Company adopted the 2015 Employee, Director and Consultant Equity Incentive Plan, or 2015 Plan, under which the Company may grant incentive stock options, non-qualified stock options, stock grants and stock-based awards to individuals who are then employees, officers, non-employee directors or consultants of the Company. A total of 1,500,000 shares of common stock were initially reserved for issuance under the 2015 Plan, plus “returning shares” that may become available from time to time. “Returning shares” are shares that are subject to outstanding awards granted under the 2015 Plan that expire or terminate prior to exercise or settlement, are forfeited because of the failure to vest, or are repurchased. As of December 31, 2016, 350,000 options remain available for future grant under the 2015 Plan.

Stock Options

Options granted under the 2015 Plan have terms of ten years from the date of grant unless earlier terminated and generally vest over a three-year period. The exercise price of all options granted and for the year ended December 31, 2016 and during the period from May 28, 2015 through December 31, 2015 was equal to the market value of the Company’s common stock on the date of grant.

A summary of stock option activity and related information for the period from May 28, 2015 through December 31, 2015 and year ended December 31, 2016 is as follows:

	Number of Option Shares	Weighted Average Exercise Price
Outstanding at May 28, 2015	—	$—
Granted	50,000	0.001

Outstanding at December 31, 2015	50,000	0.001

Outstanding at December 31, 2016	50,000	0.001

Exercisable at December 31, 2016	16,666	0.001

Vested and expected to vest at December 31, 2016	50,000	$0.001

Options outstanding and exercisable at December 31, 2016 had a weighted average contractual life of 8.9 years. The intrinsic value of the vested and expected to vest at December 31, 2016 was $450. As of December 31, 2016, $26 represents unamortized stock-based compensation expense which will be amortized over the weighted average period of 2 years.

Restricted Stock

In December 2015, the Company issued restricted stock agreements totaling 200,000 shares of common stock, $0.001 par value per share. The restricted stock vested immediately and all shares are subject to repurchase at the option of the Company upon termination of the affiliation between the Company and the holder or a proposed transfer by the holder. The fair value of the restricted stock was determined to be $0.001 per share and was recorded as an expense within operating expenses as of the grant date.

In November 2016, the Company issued restricted stock agreements totaling 900,000 shares of common stock, $0.001 par value per share. The restricted stock vested immediately and are subject to repurchase at the option of the Company upon termination of the affiliation between the Company and the holder or a proposed transfer by the holder. The fair value of the restricted stock was determined to be $0.01 per share and was recorded as an expense within operating expenses as of the grant date.